Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2025

Shares		Value
COMMON STOCKS 67.8%
COMMUNICATION SERVICES 10.4%
	INTERNET 9.8%
72,000	Alphabet, Inc. Class A	$17,503,200
27,000	Meta Platforms, Inc. Class A	19,828,260
8,500	Netflix, Inc.(1)	10,190,820
44,000	Roku, Inc.(1)	4,405,720
		51,928,000
	MEDIA 0.6%
30,000	Walt Disney Co.	3,435,000
		55,363,000
CONSUMER DISCRETIONARY 8.2%
	AUTO MANUFACTURERS 2.4%
240,000	Rivian Automotive, Inc. Class A(1)(2)	3,523,200
21,000	Tesla, Inc.(1)	9,339,120
		12,862,320
	ENTERTAINMENT 0.6%
85,000	DraftKings, Inc. Class A(1)	3,179,000
	INTERNET 4.6%
35,000	Alibaba Group Holding Ltd. ADR	6,255,550
66,500	Amazon.com, Inc.(1)	14,601,405
700	Booking Holdings, Inc.	3,779,489
		24,636,444
	LODGING 0.6%
12,000	Hilton Worldwide Holdings, Inc.	3,113,280
		43,791,044
ENERGY 0.7%
	OIL & GAS 0.7%
25,000	Diamondback Energy, Inc.	3,577,500
FINANCIALS 10.0%
	1.0%
32,000	Blackstone, Inc.	5,467,200
	BANKS 2.8%
106,000	Bank of America Corp.	5,468,540
6,500	Goldman Sachs Group, Inc.	5,176,275
13,000	JPMorgan Chase & Co.	4,100,590
		14,745,405
	DIVERSIFIED FINANCIALS 4.2%
30,000	Coinbase Global, Inc. Class A(1)	10,124,700
70,000	Interactive Brokers Group, Inc. Class A	4,816,700
21,000	Visa, Inc. Class A	7,168,980
		22,110,380
	INTERNET 2.0%
75,000	Robinhood Markets, Inc. Class A(1)	10,738,500
		53,061,485
HEALTHCARE 7.2%
	BIOTECHNOLOGY 3.2%
235,000	Exelixis, Inc.(1)	9,705,500
30,000	Insmed, Inc.(1)	4,320,300
8,000	Vertex Pharmaceuticals, Inc.(1)	3,133,120
		17,158,920
Shares		Value
COMMON STOCKS 67.8% (continued)
HEALTHCARE 7.2% (continued)
	HEALTHCARE PRODUCTS 1.0%
91,000	Exact Sciences Corp.(1)	$4,978,610
	PHARMACEUTICALS 3.0%
27,000	Dexcom, Inc.(1)	1,816,830
5,000	Eli Lilly & Co.	3,815,000
19,000	Madrigal Pharmaceuticals, Inc.(1)	8,714,540
12,000	Zoetis, Inc.	1,755,840
		16,102,210
		38,239,740
INDUSTRIALS 4.1%
	AIRLINES 0.7%
64,000	Delta Air Lines, Inc.	3,632,000
	INTERNET 3.4%
220,000	Lyft, Inc. Class A(1)	4,842,200
134,000	Uber Technologies, Inc.(1)	13,127,980
		17,970,180
		21,602,180
INFORMATION TECHNOLOGY 27.2%
	COMPUTERS 2.3%
33,000	Apple, Inc.	8,402,790
8,200	Crowdstrike Holdings, Inc. Class A(1)	4,021,116
		12,423,906
	INTERNET 0.8%
28,000	Shopify, Inc. Class A(1)	4,161,080
	SEMICONDUCTORS 12.8%
88,000	Advanced Micro Devices, Inc.(1)	14,237,520
38,000	ARM Holdings PLC ADR(1)(2)	5,376,620
37,000	Broadcom, Inc.	12,206,670
50,000	Micron Technology, Inc.	8,366,000
116,000	NVIDIA Corp.	21,643,280
16,000	NXP Semiconductors NV	3,643,680
15,000	QUALCOMM, Inc.	2,495,400
		67,969,170
	SOFTWARE 11.3%
18,500	AppLovin Corp. Class A(1)	13,292,990
40,000	CoreWeave, Inc. Class A(1)	5,474,000
24,500	Microsoft Corp.	12,689,775
34,000	Salesforce, Inc.	8,058,000
3,200	ServiceNow, Inc.(1)	2,944,896
34,500	Strategy, Inc.(1)(2)	11,116,245
27,000	Workday, Inc. Class A(1)	6,499,710
		60,075,616
		144,629,772
TOTAL COMMON STOCKS (Cost $143,921,360)		360,264,721

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
$ 385,400	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.45%, 3/25/43(3)(4)	390,856
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.2% (continued)
$ 432,432	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.66%, 1/25/43(3)(4)	$440,272
425,935	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.66%, 5/25/43(3)(4)	434,722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,250,014)		1,265,850
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
165,196	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	164,654
235,486	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	233,714
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	252,459
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	248,201
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	248,885
55,751	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	52,475
85,300	GNMA, Series 2013-12, Class B, 2.06%, 11/16/52(4)	80,833
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,365,831)		1,281,221
CORPORATE BONDS & NOTES 8.9%
BASIC MATERIALS 0.6%
	CHEMICALS 0.3%
500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34(2)	514,910
500,000	Mosaic Co., Senior Unsecured Notes, 4.05%, 11/15/27	498,578
500,000	Sherwin-Williams Co., Senior Unsecured Notes, 5.15%, 8/15/35(2)	508,752
		1,522,240
	IRON/STEEL 0.1%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	499,065
	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	495,142
500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	452,072
		947,214
		2,968,519
COMMUNICATIONS 0.6%
	INTERNET 0.2%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	477,722
500,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34(2)	515,777
500,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	450,660
		1,444,159
Principal Amount		Value
CORPORATE BONDS & NOTES 8.9% (continued)
COMMUNICATIONS 0.6% (continued)
	TELECOMMUNICATIONS 0.4%
$ 600,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	$510,906
500,000	Motorola Solutions, Inc., Senior Unsecured Notes, 5.55%, 8/15/35	520,885
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31(2)	475,618
500,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.13%, 3/16/27	500,382
		2,007,791
		3,451,950
CONSUMER, CYCLICAL 0.5%
	AUTO MANUFACTURERS 0.1%
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34	502,976
	HOME BUILDERS 0.1%
500,000	Lennar Corp., Senior Unsecured Notes, 5.20%, 7/30/30(2)	514,978
	LODGING 0.2%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(2)	511,259
500,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37(2)	510,969
		1,022,228
	RETAIL 0.1%
600,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	519,336
		2,559,518
CONSUMER, NON-CYCLICAL 1.3%
	AGRICULTURE 0.1%
500,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	490,149
	BEVERAGES 0.1%
500,000	PepsiCo, Inc., Senior Unsecured Notes, 5.00%, 7/23/35(2)	509,324
	BIOTECHNOLOGY 0.3%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	487,842
500,000	Gilead Sciences, Inc., Senior Unsecured Notes, 4.60%, 9/1/35	494,388
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30(2)	440,996
		1,423,226
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34(2)	515,540
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	471,422
		986,962
	HEALTHCARE PRODUCTS 0.3%
500,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29	509,823
500,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	515,626
See Supplementary Notes to Financial Statements.

September 30, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 8.9% (continued)
CONSUMER, NON-CYCLICAL 1.3% (continued)
	HEALTHCARE PRODUCTS 0.3% (continued)
$ 500,000	Zimmer Biomet Holdings, Inc., Senior Unsecured Notes, 2.60%, 11/24/31(2)	$449,318
		1,474,767
	PHARMACEUTICALS 0.3%
500,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	482,375
500,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30(2)	440,167
500,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34(2)	501,874
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53(2)	483,193
		1,907,609
		6,792,037
ENERGY 0.9%
	OIL & GAS 0.5%
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	514,935
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	501,651
500,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.15%, 3/1/30(2)	513,891
500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31(2)	518,754
500,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	514,696
		2,563,927
	PIPELINES 0.4%
600,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	510,741
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.60%, 1/15/31	505,186
500,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	504,077
500,000	Targa Resources Corp., 6.50%, 3/30/34	544,436
		2,064,440
		4,628,367
FINANCIAL 3.0%
	BANKS 1.9%
500,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	510,884
500,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(2)(4)	502,479
500,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	507,218
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)(4)	502,327
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)(4)	506,042
500,000	Fifth Third Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.49%), 4.90%, 9/6/30(4)	508,091
Principal Amount		Value
CORPORATE BONDS & NOTES 8.9% (continued)
FINANCIAL 3.0% (continued)
	BANKS 1.9% (continued)
$ 500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(2)(4)	$503,324
500,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	503,537
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	500,289
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	408,573
500,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	499,295
500,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(2)(4)	501,278
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	549,521
500,000	NatWest Group PLC, Senior Unsecured Notes, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	502,991
500,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(2)(4)	506,878
500,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(4)	514,035
500,000	Royal Bank of Canada, Senior Unsecured Notes, 5.00%, 2/1/33	516,400
500,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(2)(4)	502,189
500,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	511,617
500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)(4)	439,262
		9,996,230
	DIVERSIFIED FINANCIALS 0.4%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32(2)	460,447
500,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	502,572
500,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR + 1.84%), 5.04%, 5/1/34(2)(4)	513,363
500,000	Capital One Financial Corp., Senior Unsecured Notes, 4.10%, 2/9/27	499,169
		1,975,551
	INSURANCE 0.1%
500,000	Chubb INA Holdings LLC, Guaranteed Notes, 4.90%, 8/15/35(2)	502,972
	REITS 0.6%
500,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	509,057
500,000	American Tower Corp., 5.50%, 3/15/28	515,291
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31(2)	450,655
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34	514,520
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 8.9% (continued)
FINANCIAL 3.0% (continued)
	REITS 0.6% (continued)
$ 500,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	$440,403
500,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	454,013
500,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	503,050
		3,386,989
		15,861,742
INDUSTRIAL 0.5%
	AEROSPACE/DEFENSE 0.2%
500,000	General Electric Co., Senior Unsecured Notes, 4.90%, 1/29/36	506,966
500,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.40%, 8/15/30	503,905
500,000	RTX Corp., 4.50%, 6/1/42	452,145
		1,463,016
	ELECTRONICS 0.1%
600,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31(2)	532,463
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	477,053
	PACKAGING & CONTAINERS 0.1%
500,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	454,221
		2,926,753
TECHNOLOGY 0.9%
	COMPUTERS 0.3%
500,000	Dell International LLC/EMC Corp., Guaranteed Notes, 5.40%, 4/15/34(2)	516,259
500,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.00%, 10/15/34	496,112
500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	454,614
		1,466,985
	SEMICONDUCTORS 0.3%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	370,105
500,000	Broadcom, Inc., 4.30%, 11/15/32	493,542
500,000	Microchip Technology, Inc., Guaranteed Notes, 5.05%, 2/15/30	511,315
500,000	Micron Technology, Inc., Senior Unsecured Notes, 6.05%, 11/1/35	534,219
		1,909,181
	SOFTWARE 0.3%
500,000	Fiserv, Inc., Senior Unsecured Notes, 5.25%, 8/11/35(2)	505,320
500,000	Oracle Corp., Senior Unsecured Notes, 2.88%, 3/25/31	459,118
500,000	Roper Technologies, Inc., Senior Unsecured Notes, 5.10%, 9/15/35(2)	504,035
		1,468,473
		4,844,639
Principal Amount		Value
CORPORATE BONDS & NOTES 8.9% (continued)
UTILITIES 0.6%
	ELECTRIC 0.5%
$ 500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	$496,847
500,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34(2)	518,586
500,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(2)	514,834
500,000	Southern Co., 5.70%, 3/15/34	528,077
500,000	Virginia Electric & Power Co., Series C, Senior Unsecured Notes, 4.90%, 9/15/35(2)	497,384
		2,555,728
	GAS 0.1%
500,000	NiSource, Inc., Senior Unsecured Notes, 3.60%, 5/1/30	484,178
		3,039,906
TOTAL CORPORATE BONDS & NOTES (Cost $46,176,212)		47,073,431
LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.2%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	494,646
500,000	State of California, GO, 5.70%, 10/1/32	539,857
		1,034,503
	HAWAII 0.2%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	490,234
500,000	State of Hawaii, Series GN, GO, 4.62%, 10/1/32	509,886
		1,000,120
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	525,974
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	506,454
	MINNESOTA 0.1%
490,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	493,567
	NEW YORK 0.0%
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	447,687
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,924,991)		4,008,305
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.1%
35,901	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	34,124
5,562	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	5,701
67,204	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	61,878
1,324,691	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,116,662
566,347	FHLMC Pool #QD2419, 3.00%, 12/1/51	501,935
1,348,317	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,232,381
1,678,923	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,636,213
951,294	FHLMC Pool #QG6306, 5.00%, 7/1/53	947,729
See Supplementary Notes to Financial Statements.

September 30, 2025

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.1% (continued)
$ 154,645	FHLMC Pool #RA6817, 2.50%, 2/1/52	$131,473
420,671	FHLMC Pool #SB8215, 4.00%, 3/1/38	413,869
2,123,555	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,868,300
321,302	FHLMC Pool #SD8093, 3.50%, 9/1/50	296,681
888,754	FHLMC Pool #SD8108, 3.00%, 11/1/50	788,010
1,754,537	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,605,662
2,118,670	FHLMC Pool #SD8256, 4.00%, 10/1/52	2,001,403
1,988,151	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	1,937,166
1,465,631	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,426,983
295	FNMA Pool #AH3226, 5.00%, 2/1/41	302
84,027	FNMA Pool #AL0657, 5.00%, 8/1/41	86,053
72,424	FNMA Pool #AQ1853, 3.00%, 11/1/42	66,680
103,118	FNMA Pool #AU5409, 3.00%, 8/1/43	94,265
449,957	FNMA Pool #CA5540, 3.00%, 4/1/50	402,521
879,340	FNMA Pool #CB5892, 4.50%, 3/1/53	859,015
127,275	FNMA Pool #FM2202, 4.00%, 12/1/48	122,294
285,343	FNMA Pool #FM4140, 2.50%, 9/1/50	244,655
78,203	FNMA Pool #FM9760, 3.50%, 11/1/51	71,984
114,155	FNMA Pool #FM9834, 3.50%, 6/1/49	105,990
1,260,691	FNMA Pool #FS3526, 4.00%, 12/1/52	1,190,681
127,824	FNMA Pool #MA4222, 3.50%, 12/1/50	118,029
1,924,680	FNMA Pool #MA4512, 2.50%, 1/1/52	1,627,669
1,141,317	FNMA Pool #MA5131, 3.50%, 7/1/53	1,043,733
722,388	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	681,132
9,136	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	8,963
1,093,309	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	186,572
40,466	GNMA II Pool #MA1521, 3.50%, 12/20/43	37,995
70,646	GNMA II Pool #MA1839, 4.00%, 4/20/44	68,003
78,534	GNMA II Pool #MA4836, 3.00%, 11/20/47	70,988
186,928	GNMA II Pool #MA7054, 3.50%, 12/20/50	171,936
1,501,937	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,377,619
2,227,800	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	1,918,853
3,884,101	GNMA II Pool #MA8043, 3.00%, 5/20/52	3,468,720
1,043,654	GNMA II Pool #MA8945, 4.00%, 6/20/53	989,728
1,243,961	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,236,713
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $32,910,795)		32,257,263
U.S. TREASURY OBLIGATIONS 11.5%
2,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,829,687
3,500,000	U.S. Treasury Bonds, 3.88%, 5/15/43	3,170,371
1,500,000	U.S. Treasury Bonds, 4.25%, 8/15/54	1,384,688
3,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	3,016,711
5,000,400	U.S. Treasury Notes, 2.25%, 8/15/27	4,876,367
8,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	7,841,562
5,000,000	U.S. Treasury Notes, 3.63%, 8/31/29	4,987,891
4,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	3,647,656
4,000,000	U.S. Treasury Notes, 3.75%, 5/31/30	4,002,812
8,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	7,437,188
6,500,000	U.S. Treasury Notes, 3.88%, 8/15/33	6,446,172
6,500,000	U.S. Treasury Notes, 4.00%, 2/15/34	6,482,988
Principal Amount		Value
U.S. TREASURY OBLIGATIONS 11.5% (continued)
$ 5,800,000	U.S. Treasury Notes, 4.25%, 5/15/35	$5,853,469
TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,171,924)		60,977,562

Shares		Value
SHORT-TERM INVESTMENTS 7.0%
	MONEY MARKET FUNDS 7.0%
24,145,942	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(5)	24,145,942
13,077,303	State Street Navigator Securities Lending Government Money Market Portfolio(6)	13,077,303
		37,223,245
TOTAL SHORT-TERM INVESTMENTS (Cost $37,223,245)		37,223,245
TOTAL INVESTMENTS IN SECURITIES 102.4% (Cost $326,944,372)		$544,351,598
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.4)%		(12,801,713)
NET ASSETS(7) 100.0%		$531,549,885

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2025, the market value of the securities on loan was $36,965,193.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2025. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of September 30, 2025.
(6)
Securities with an aggregate market value of
$36,965,193 were out on loan in exchange for
$13,077,303 of cash collateral as of September 30, 2025.
The collateral was invested in a cash collateral
reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$326,944,372, aggregate gross unrealized appreciation
was $218,990,547, aggregate gross unrealized
depreciation was $1,583,321 and the net unrealized
appreciation was $217,407,226.

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.